Recovco Loan ID	Customer Loan ID	Seller Loan ID	Project Name	State	Original Loan Amount	Note Date	Occupancy	Purpose	Review Date	Overall Grade	General Comments	Missing Documents	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions
8839130	NRZ-21	Texas	Primary	Purchase	3: Curable	The loan file did not include the HUD and no alternative documents were available to complete the compliance ease.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Modification
Notice of Servicing Transfer
Origination Appraisal
HUD-1 Closing Statement
Title Evidence
Transmittal (1008)	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Document needed to run compliance ease" * Missing Title evidence (Lvl 3) * Transmittal (1008) is Missing (Lvl 3)	* No Borrower Contact Evident (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)     "Document needed to run compliance ease"
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "Downgraded as APR compliance review not required outside statute of limitations."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
533531554	NRZ 22.1 - Compliance	Illinois	Primary	Cash Out	11/16/2017	3: Curable	The loan file did not include the HUD and no alternative documents were available to complete the compliance ease.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Modification
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)
HUD-1 Closing Statement	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The file did not contain the HUD-1 Settlement Statement."	* Appraisal not dated (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
1544792	NRZ 22 - Compliance	Florida	Primary	Unavailable	11/13/2017	3: Curable	The loan file did not include the HUD and no alternative documents were available to complete the compliance ease.	Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Title Evidence
Transmittal (1008)
HUD-1 Closing Statement	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD and no alternative documents were available to complete the compliance ease."	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "No HUD to complete the CE run."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "No HUD to complete the CE run."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The TIL is missing from the file."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing Title evidence (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)
4223264	NRZ 22 - Compliance	North Carolina	Primary	Cash Out	11/14/2017	2: Acceptable with Warnings	The loan file did not contain the application and TIL and no alternative documents were available to complete the Compliance Ease. The Note date-30 days was used for the application date and an APR of 15% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Pass	No Result	No Result
519305	NRZ 26 - Compliance	Michigan	Primary	Cash Out	2/15/2018	2: Acceptable with Warnings	The loan file did not include the application and no alternative documents were available. The application date utilized was (see page 549) the preliminary title, for document utilized for the date.	Affiliated Business Disclosure
Credit Application
Credit Report
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Not Covered	No Result	No Result
8632970	NRZ 23 - Compliance	Texas	Primary	Purchase	12/14/2017	2: Acceptable with Warnings	The loan file did not include the application and no alternative documents were available. The application date utilized was note date – 30 days.	Affiliated Business Disclosure Good Faith Estimate Loan Program Info Disclosure Notice of Servicing Transfer Prepayment Penalty Rider	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan file is missing the TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																* Prepayment Rider Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
211674930	NRZ 23 - Compliance	California	Primary	Cash Out	12/8/2017	2: Acceptable with Warnings	Affiliated Business Disclosure Balloon Rider Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Transmittal (1008)	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Balloon Rider Missing (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Pass	No Result	No Result
8651790	NRZ 23 - Compliance	Texas	Primary	Purchase	12/7/2017	2: Acceptable with Warnings	The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
8553394	NRZ-21	Florida	Primary	Purchase	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available to complete the compliance ease.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Modification
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)
* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "Downgraded as APR compliance review not required."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Review no required outside statute of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
9216814			NRZ 26 - Compliance	Kentucky			Primary	Purchase	3/13/2018	2: Acceptable with Warnings	The loan file only included applications dated after Appraisal; therefore, the application date utilized was the date of the credit report.	Good Faith Estimate	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Pass	No Result	No Result
7493977	NRZ 23 - Compliance	Virginia	Primary	Refinance	12/12/2017	2: Acceptable with Warnings	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Prepayment Penalty Rider Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Not Covered	No Result	No Result
499458	NRZ 26 - Compliance	New Jersey	Primary	Cash Out	2/14/2018	2: Acceptable with Warnings	Affiliated Business Disclosure Credit Report Good Faith Estimate Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission Transmittal (1008)	2: Acceptable with Warnings	* Property is Manufactured Housing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test. Closed-end Open-end The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
7142159081			NRZ 26 - Compliance	Kentucky			Primary	Cash Out	2/12/2018	2: Acceptable with Warnings	Loan approval on page 1142. Utilized the BA for the application date.	Loan Program Info Disclosure Prepayment Penalty Rider Transmittal (1008)	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted (Lvl 2) * Prepayment Rider Missing (Lvl 2) * Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Not Covered	No Result	No Result
204042155			NRZ-21	Minnesota			Primary	Purchase		2: Acceptable with Warnings	Look back period based on note is 25 days. 25 day option was not provided in drop down selection.	Affiliated Business Disclosure Good Faith Estimate	2: Acceptable with Warnings			* TIL not hand dated (Lvl 2) * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Good Faith Estimate missing or unexecuted (Lvl 2)	* ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
7784735	NRZ 22 - Compliance	Mississippi	Primary	Purchase	11/6/2017	2: Acceptable with Warnings	Loan file missing 1003, 1008, GFE, TIL and appraisal.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* ComplianceEase RESPA Test Incomplete (Lvl 2)
* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)     "Note Date minus 30 Days to obtain Application Date"
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)		Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
8839114	NRZ-21	Texas	Primary	Purchase	2: Acceptable with Warnings	Affiliated Business Disclosure Good Faith Estimate Initial Escrow Acct Disclosure Loan Program Info Disclosure Modification Notice of Servicing Transfer	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
																* Notice of Servicing Transfer missing or unexecuted (Lvl 2)	* ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Pass	No Result	No Result
533534319			NRZ 22.1 - Compliance	Alabama			Primary	Purchase	11/16/2017	2: Acceptable with Warnings		Transmittal (1008)	2: Acceptable with Warnings			* TIL not hand dated (Lvl 2) * Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
110745403			NRZ 26 - Compliance	Alabama			Primary	Purchase	2/15/2018	2: Acceptable with Warnings	The loan application was undated by the Lender. Utilized application date signed by borrower as application date signed by Lender in order to run compliance ease.	Affiliated Business Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
8848412	NRZ-21	Tennessee	Primary	Cash Out	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)     "Loan file was missing the credit report"
* Final TIL Missing or Not Executed (Lvl 2)     "Downgraded as APR compliance review not required outside statute of limitations."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Not Covered	No Result	No Result
9201451	NRZ 22 - Compliance	Wisconsin	Primary	Purchase	11/13/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
204042194	NRZ-21	Alabama	Primary	Refinance	2: Acceptable with Warnings	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Downgraded as APR compliance review not required outside statute of limitations."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is $386,685.03. The disclosed finance charge of $323,550.27 is not considered accurate because it is understated by more than $100. The annual percentage rate (APR) is 7.074%. The disclosed APR of 6.245% is not considered accurate because if is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)	* ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
8701337	NRZ 22 - Compliance	Indiana	Primary	Cash Out	11/10/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Title Evidence
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is misssing the TIL.  Downgraded based on Client Compliance Profile."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan file is misssing the TIL.  Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed and property is located in an Unlimited Assignee Liability State (Lvl 2)     "The loan file is misssing the TIL.  Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)     "The loan file is missing the application."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing the TIL."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing Title evidence (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
8947947	NRZ 22 - Compliance	Texas	Primary	Purchase	11/13/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Pass	No Result	No Result
7607251	NRZ 23 - Compliance	South Carolina	Primary	Cash Out	12/11/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 15% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
7857059	NRZ 22 - Compliance	Illinois	Primary	Refinance	11/8/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Balloon Rider
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed and property is located in an Unlimited Assignee Liability State (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Balloon Rider Missing (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Pass	No Result	No Result
7990423	NRZ 22 - Compliance	Oklahoma	Primary	Cash Out	11/10/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file did not have a TIL. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Not Covered	No Result	No Result
8260809			NRZ 22 - Compliance	Indiana			Primary	Refinance	11/6/2017	2: Acceptable with Warnings		Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase TILA Test Failed and property is located in an Unlimited Assignee Liability State (Lvl 1)	Minimal	Pass	Pass	No Result	Not Covered	No Result	No Result
9505999	NRZ 22 - Compliance	Texas	Primary	Purchase	11/15/2017	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Property is Manufactured Housing (Lvl 2)
* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)     "The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Settlement date is different from note date (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
7904173	NRZ 22 - Compliance	Pennsylvania	Primary	Cash Out	11/10/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file did not have a TIL. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file did not have a TIL. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
5453389	NRZ 23 - Compliance	North Carolina	Investor	Cash Out	12/4/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 15% was utilized to complete the HPML test.	1-4 Family Rider
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* Settlement date is different from note date (Lvl 2)
* Missing required 1-4 family rider (Lvl 2)     "The loan file is missing the 1-4 Family Rider.  Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
533533444			NRZ 22.1 - Compliance	Indiana			Primary	Purchase	11/15/2017	2: Acceptable with Warnings	Compliance Ease is unable to process loans dated prior to 1995. The subjec tloan closed in 1993.	Affiliated Business Disclosure Modification Transmittal (1008)	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Loan appears modified. Mod missing or unexecuted (Lvl 2) * Transmittal (1008) is Missing (Lvl 2)
7063130	NRZ 23 - Compliance	Connecticut	Primary	Cash Out	12/6/2017	2: Acceptable with Warnings	The loan file contained the final 1003 dated the same date as the Note and an unsigned 1003. The initial TIL is dated 8/16/2001 and this is the date used for the initial loan application to complete Compliance Ease.	Affiliated Business Disclosure Good Faith Estimate Loan Program Info Disclosure Notice of Servicing Transfer Transmittal (1008)	2: Acceptable with Warnings	* ROR not hand dated by borrower(s) (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Pass	No Result	No Result
7650135	NRZ 23 - Compliance	Pennsylvania	Primary	Cash Out	12/12/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 15% was utilized to complete the HPML test.	1-4 Family Rider
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing the TIL and  Downgraded based on Client Compliance Profile."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan file is missing the TIL and  Downgraded based on Client Compliance Profile."
* Missing required 1-4 family rider (Lvl 2)     "The loan file is missing the Appraisal and  Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
18776849	NRZ 24 - Compliance	Ohio	Primary	Refinance	1/8/2018	2: Acceptable with Warnings	The loan file did not contain the application and no alternative documents were available to complete the Compliance Ease. The Note date-30 days was used for the application date.	Affiliated Business Disclosure
Balloon Rider
Credit Application
Credit Report
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Prepayment Penalty Rider
Right of Rescission
Title Evidence
Transmittal (1008)	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Balloon Rider Missing (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing Title evidence (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Not Covered	No Result	No Result
42380741	NRZ 24 - Compliance	Georgia	Primary	Cash Out	1/22/2018	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Prepayment Penalty Rider
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Property is Manufactured Housing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing the TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing the TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
8322934	NRZ 22 - Compliance	Georgia	Primary	Purchase	11/12/2017	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)
																* ComplianceEase TILA Test Failed (Lvl 2) "The finance charge is $301,962.16. The disclosed finance charge of $301,734.56 is not considered accurate because it is understated by more than $100. Based on the clients compliance profile the graded is downgraded to a 2 due to the statute of limitations expiring."	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
7671641	NRZ 23 - Compliance	Florida	Primary	Refinance	12/15/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate Origination Appraisal Right of Rescission Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
533533337	NRZ 22.1 - Compliance	Ohio	Primary	Refinance	11/15/2017	2: Acceptable with Warnings	The appraised value on data tape is based on an exterior only inspection completed on 08/26/2015. Subject transaction was a FHA streamline refinance.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission Transmittal (1008)	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Not Covered	No Result	No Result
7876187	NRZ 22 - Compliance	North Carolina	Secondary	Purchase	11/11/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Title Evidence
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)     "The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* MI, FHA or MIC missing and required (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing Title evidence (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
8289372	NRZ 23 - Compliance	Michigan	Primary	Cash Out	12/15/2017	2: Acceptable with Warnings	The loan file did not include the initial application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 15% was utilized to complete the HPML test. Page 2 of the Note is missing and late fee % utilized is 5% of the P&I after 15 days.	Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan file was missing TIL. An APR of 15% was utilized to complete the HPML test.  Downgraded based on Client Compliance Profile"
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file was missing TIL. An APR of 15% was utilized to complete the HPML test.  Downgraded based on Client Compliance Profile"
* Settlement date is different from note date (Lvl 2)
* Application Missing (Lvl 2)     "The date utilized for the application was 30 days prior to the Note date to complete the compliance ease."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file was missing TIL. An APR of 15% was utilized to complete the HPML test.  Downgraded based on Client Compliance Profile"
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
8634962	NRZ 23 - Compliance	Mississippi	Primary	Purchase	12/14/2017	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
30235808	NRZ-21	Virginia	Primary	Purchase	2: Acceptable with Warnings	The loan file is missing the TIL and no alternate documents were available to complete the compliance ease.	Affiliated Business Disclosure Final Truth in Lending Discl. Good Faith Estimate Loan Program Info Disclosure Modification	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Review not required outside statue of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "Downgraded as APR compliance review not required."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
																* Loan appears modified. Mod missing or unexecuted (Lvl 2)	* ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
143165	NRZ 26 - Compliance	Ohio	Primary	Cash Out	2/20/2018	2: Acceptable with Warnings	The initial 1003 is missing from the loan file. The application date was obtained from the date of the credit report.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Transmittal (1008)	2: Acceptable with Warnings	* Credit score not provided (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ). The finance charge is $148,679.41. The disclosed finance charge of $147,188.27 is not considered accurate because it is understated by more than $100. The TILA Finance Charge Test indicates loan data value of $147,188.27 whereas the comparison data value is $148,679.41 under estimated by $1,491.14. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ). The finance charge is $148,679.41. The disclosed finance charge of $147,188.27 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
533534384	NRZ 22.1 - Compliance	Illinois	Primary	Purchase	11/16/2017	2: Acceptable with Warnings	Affiliated Business Disclosure Good Faith Estimate Notice of Servicing Transfer	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Good Faith Estimate missing or unexecuted (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)
																	* ComplianceEase Risk Indicator is "Elevated" (Lvl 1) "This loan failed the tax service fee test. (HUD Mortgagee Letter 2006-04). The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance. Rule applied in 2006, this loan closed XXX."	Elevated	Not Covered	Pass	No Result	Not Covered	No Result	No Result
9519919	NRZ 22 - Compliance	Vermont	Primary	Cash Out	11/15/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Credit Report Final Truth in Lending Discl. Good Faith Estimate Origination Appraisal Right of Rescission Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file did not contain a TIL an APR of 10% was utilized to complete the HPML test. The annual percentage rate (APR) is 7.239%. The disclosed APR of 10.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Pass	No Result	No Result
8343059	NRZ 22 - Compliance	New York	Primary	Cash Out	11/10/2017	2: Acceptable with Warnings	The loan file was missing TIL. An APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)     "The date utilized for the application was 30 days prior to the Note date to complete the compliance ease."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
8587334	NRZ 23 - Compliance	Tennessee	Primary	Cash Out	12/11/2017	2: Acceptable with Warnings	The loan file did not include the initial application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)
* Appraisal not dated (Lvl 2)
* Application Not Signed by All Borrowers (Lvl 2)     "The date utilized for the application was 30 days prior to the Note date to complete the compliance ease. Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file was missing TIL. An APR of 10% was utilized to complete the HPML test.  Downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file was missing TIL. An APR of 10% was utilized to complete the HPML test.  Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
																* Right of Rescission missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
9519901			NRZ 22 - Compliance	Alabama			Primary	Purchase	11/14/2017	2: Acceptable with Warnings		Affiliated Business Disclosure Transmittal (1008)	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
42683169	NRZ 24 - Compliance	Missouri	Primary	Cash Out	1/22/2018	2: Acceptable with Warnings	The application date utilized was note date – 30 days	1-4 Family Rider Affiliated Business Disclosure Credit Application Credit Report Good Faith Estimate Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission Transmittal (1008)	2: Acceptable with Warnings	* Missing required 1-4 family rider (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Not Covered	No Result	No Result
7984391	NRZ 22 - Compliance	Pennsylvania	Primary	Cash Out	11/7/2017	2: Acceptable with Warnings	The loan file did not include the TIL and no alternative documents were available. An APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Good Faith Estimate Notice of Servicing Transfer Right of Rescission Transmittal (1008)	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The annual percentage rate (APR) is 10.200%. The disclosed APR of 10.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)     "The annual percentage rate (APR) is 10.200%. The disclosed APR of 10.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
9205318	NRZ 22 - Compliance	Oklahoma	Primary	Purchase	11/12/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
8849472	NRZ-21	North Carolina	Primary	Purchase	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "Downgraded as APR compliance review not required."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Review not required outside statute of limitation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "Downgraded as APR compliance review not required."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
6506850	NRZ 23 - Compliance	Wisconsin	Primary	Cash Out	12/5/2017	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "Downgraded based on Client Compliance Profile."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
8640357			NRZ 22 - Compliance	Florida			Primary	Cash Out	11/15/2017	2: Acceptable with Warnings		Affiliated Business Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings			* ROR not hand dated by borrower(s) (Lvl 2) * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Pass	No Result	No Result
7654019	NRZ 23 - Compliance	Texas	Primary	Purchase	12/12/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 15% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)
* Appraisal not dated (Lvl 2)
* Loan does not amortize properly (Lvl 2)     "Modification maturity date is XXX
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* Settlement date is different from note date (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
8434923	NRZ 22 - Compliance	Louisiana	Primary	Cash Out	11/8/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 15% was utilized to complete the HPML test. The date tape reflects estate of XXX.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)     "Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)     "The loan file did not have an application.  Note Date minus 30 Days to obtain Application Date."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file did not have a TIL. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	Fail
30002141			NRZ 22 - Compliance	Colorado			Investor	Refinance	11/3/2017	2: Acceptable with Warnings		Affiliated Business Disclosure	2: Acceptable with Warnings			* TIL not hand dated (Lvl 2) * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Pass	No Result	No Result
6445590	NRZ 23 - Compliance	Pennsylvania	Primary	Cash Out	12/5/2017	2: Acceptable with Warnings	Affiliated Business Disclosure Good Faith Estimate Loan Program Info Disclosure	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Downgraded based on Client Compliance Profile."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
																* Loan program disclosure missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
15486533	NRZ 22 - Compliance	Arizona	Primary	Cash Out	11/3/2017	2: Acceptable with Warnings	Affiliated Business Disclosure Good Faith Estimate Initial Escrow Acct Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings	* Not all borrowers signed HUD (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
																* Loan program disclosure missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Not Covered	No Result	No Result
7142161186	NRZ 26 - Compliance	Pennsylvania	Primary	Purchase	2/28/2018	2: Acceptable with Warnings	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Prepayment Penalty Rider Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
8785570	NRZ-21	California	Primary	Cash Out	2: Acceptable with Warnings	The loan file did not include the application, HUD, TIL and no alternative documents were available to complete the compliance ease	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Credit score not provided (Lvl 2)
* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "Review not required outside statute of limitations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Review not required outside statute of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)     "Downgraded as APR compliance review not required outside statute of limitations."
* Final TIL Missing or Not Executed (Lvl 2)     "Downgraded as APR compliance review not required outside statute of limitations."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Pass	No Result	No Result
9451715	NRZ 22 - Compliance	Alabama	Primary	Purchase	11/16/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 15% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile"
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
8671470	NRZ 23 - Compliance	Michigan	Primary	Cash Out	12/6/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Pass	No Result	No Result
8827574	NRZ-21	Nebraska	Primary	Purchase	2: Acceptable with Warnings	The loan file is missing the application and TIL and unable to run Compliance Ease.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)
* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "1.Downgraded as APR compliance review not required."
* ComplianceEase TILA Test Failed (Lvl 2)     "Review not required outside statute of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "Downgraded as APR compliance review not required outside statute of limitations."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
30093793	NRZ 24 - Compliance	South Carolina	Primary	Cash Out	1/22/2018	2: Acceptable with Warnings	The loan file does not contain the loan application. The Note date-30 days was utilized to complete the Compliance Ease.	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing the right of rescission. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																* Right of Rescission missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
2954103			NRZ-21	New Mexico			Primary	Refinance		2: Acceptable with Warnings		Good Faith Estimate Right of Rescission	2: Acceptable with Warnings			* TIL not hand dated (Lvl 2) * Settlement date is different from note date (Lvl 2) * Good Faith Estimate missing or unexecuted (Lvl 2) * Right of Rescission missing or unexecuted (Lvl 2)	* ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Not Covered	No Result	No Result
7799587	NRZ 22 - Compliance	Florida	Primary	Cash Out	11/13/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Title Evidence
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file was missing both the estimated and final TIL."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing Title evidence (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
107058539	NRZ 23 - Compliance	Indiana	Primary	Cash Out	12/7/2017	2: Acceptable with Warnings	Affiliated Business Disclosure Balloon Rider Credit Report Good Faith Estimate Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission Transmittal (1008)	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Balloon Rider Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Not Covered	No Result	No Result
8864456	NRZ-21	Tennessee	Primary	Purchase	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* No Borrower Contact Evident (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)     "Downgraded as APR compliance review not reqiuired."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "Downgraded as APR compliance review not reqiuired."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
8513378	NRZ-21	Indiana	Primary	Cash Out	2: Acceptable with Warnings	The loan file did not include the credit report and the TIL and no alternative documents were available to complete the compliance ease.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "Per Comments dated 8/30/17- Borrower contact made. Customer accepts Modification terms and agrees to make Mod payment due XXX
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Review not required outside statute of limitations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Review not required outside statute of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "Downgraded as APR compliance review not required outside statute of limitations."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																* Right of Rescission missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
8825436	NRZ 23 - Compliance	Connecticut	Primary	Cash Out	12/15/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing the TIL.  Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Pass	No Result	No Result
7326765	NRZ 23 - Compliance	Pennsylvania	Primary	Purchase	12/12/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 15% was utilized to complete the HPML test.	Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate Origination Appraisal Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
8768456	NRZ-21	North Carolina	Secondary	Purchase	2: Acceptable with Warnings	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
																* Notice of Servicing Transfer missing or unexecuted (Lvl 2)	* ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
8593932	NRZ-21	Alabama	Primary	Cash Out	2: Acceptable with Warnings	The loan file did not contain any initial GFE, TIL, credit report or application and no alternative documents were available to complete a compliance ease test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2) "Appraisal is missing"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Downgraded as APR compliance review not required outside statute of limitations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Review not required outside statute of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "Review not required outside statute of limitations."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
8889190	NRZ-21	Missouri	Primary	Cash Out	2: Acceptable with Warnings	Affiliated Business Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)
* Evidence of Deceased Borrower(s) (Lvl 2)     "Notes indicate Borrower deceased, exact date unknown. Prior litigation stopped XXX with payment received to bring current. Borrower provided HAMP Docs on XXX prior to death."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
																* Loan program disclosure missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1) "State test not run." * ComplianceEase Exceptions Test Incomplete (Lvl 1) "Test not run by CE"	Elevated	Pass	Pass	No Result	Not Covered	No Result	No Result
8877260			NRZ-21	Illinois			Primary	Purchase		2: Acceptable with Warnings	Rate lock derived from Underwriting Approval shee on page 1979, which is the date the file was submitted to underwriting. Tthe loan file is missing the final GFE; however, there is an initial GFE in file.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Transmittal (1008)	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) * Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Pass	No Result	No Result
4017931			NRZ 22 - Compliance	New York			Primary	Cash Out	11/7/2017	2: Acceptable with Warnings		Right of Rescission	2: Acceptable with Warnings			* ComplianceEase RESPA Test Incomplete (Lvl 2) * Right of Rescission missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered	No Result	No Result